Special Charges And Restructuring Activities (Components Of Company's Special Charges) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Remaining accrual, beginning	$ 65,000,000	$ 86,000,000	$ 175,000,000
Restructuring Reserve, Period Expense	385,000,000
Non-cash charges	(24,000,000)	(724,000,000)	0
Adjustments	(58,000,000)	743,000,000	3,000,000
Payments	(172,000,000)	(40,000,000)	(92,000,000)
Remaining accrual, ending	196,000,000	65,000,000	86,000,000
Aircraft Charges [Member]
Restructuring Reserve [Roll Forward]
Remaining accrual, beginning	49,000,000	59,000,000	155,000,000
Restructuring Reserve, Period Expense	11,000,000
Non-cash charges	(11,000,000)	(725,000,000)	0
Adjustments	(47,000,000)	751,000,000	(8,000,000)
Payments	(2,000,000)	(36,000,000)	(88,000,000)
Remaining accrual, ending	0	49,000,000	59,000,000
Facility Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Remaining accrual, beginning	16,000,000	27,000,000	20,000,000
Restructuring Reserve, Period Expense	13,000,000
Non-cash charges	(13,000,000)	1,000,000	0
Adjustments	(11,000,000)	(8,000,000)	11,000,000
Payments	(1,000,000)	(4,000,000)	(4,000,000)
Remaining accrual, ending	4,000,000	16,000,000	27,000,000
Employee Charges [Member]
Restructuring Reserve [Roll Forward]
Remaining accrual, beginning	0	0	0
Restructuring Reserve, Period Expense	361,000,000
Non-cash charges	0	0	0
Adjustments	0	0	0
Payments	(169,000,000)	0	0
Remaining accrual, ending	$ 192,000,000	$ 0	$ 0